Equity (Schedule of Stock Option Activity) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of Options
Balance, beginning	3,330,953
Exercised	(20,596)	(140,476)
Forfeited	(397,069)
Balance, ending	2,913,288
Exercisable	1,436,409
Weighted Average Exercise Price
Balance, beginning	$ 31.53
Exercised	16.23
Forfeited	35.07
Balance, ending	31.16
Exercisable	$ 40.56